Income Tax - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance of deferred tax assets		$ 1,382,735	$ 296,234
Unrecognized tax benefits	$ 0	0	0
Accrued interest or penalties on unrecognized tax benefits		0	0
Changes in unrecognized tax benefits		$ 0	$ 0